TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current year	$ 2,046	$ 928	$ 275
Prior years	(68)	835	(513)
Deferred income taxes	(2,733)	(3,656)	(192)
Domestic	648	1,471	66
Foreign	(1,403)	(3,364)	(496)
Income tax expense (benefit)	$ (755)	$ (1,893)	$ (430)